Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 197,438	$ 41,687	$ 51,417
Restricted cash			1,312,362
Inventories, net	740,768	760,610	1,338,477
Other current assets	266,601	237,266	234,232
Total current assets	12,296,277	8,775,183	9,851,757
Noncurrent assets:
Plant and equipment, net	8,742,954	9,061,473	6,799,784
Intangible assets, net	1,955,540	2,001,113	2,103,335
Total assets	22,994,771	19,837,769	18,754,876
Current liabilities:
Notes payable			1,312,362
Advances from customers	348,052	354,059	213,087
Retainage payable			38,138
Other current liabilities	494,569	375,213	656,223
Total current liabilities	24,011,862	20,075,328	17,931,005
Noncurrent liabilities:
Long-term borrowing		20,546
Total liabilities	24,011,862	20,095,874	17,931,005
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 40,976,458 shares issued and outstanding as of December 31, 2023 and 2022	41,110	41,110	40,977
Additional paid-in capital	2,799,035	2,799,035	2,400,168
Accumulated deficit	(3,943,011)	(3,217,901)	(1,819,757)
Accumulated other comprehensive income	85,775	119,651	202,483
Total stockholders’ (deficit) equity	(1,017,091)	(258,105)	823,871
Total liabilities and stockholders’ equity	22,994,771	19,837,769	18,754,876
Nonrelated Party [Member]
Current assets:
Accounts receivables	128,021	130,230
Advances to vendors	75,190	60,361	64,385
Current liabilities:
Borrowings	3,561,031	3,434,980	2,404,394
Accounts payables	5,702,551	5,789,650	3,182,178
Related Party [Member]
Current assets:
Accounts receivables	8,437,022	5,209,169	4,665,735
Advances to vendors	373,761	222,529	10,353
Deposit to vendor -related party	2,077,476	2,113,331	2,174,796
Current liabilities:
Borrowings	180,761	183,881	61,909
Accounts payables	10,426,431	7,253,516	7,538,348
Other payables - related parties	$ 3,298,467	$ 2,684,029	$ 2,524,366